Composition of Income Tax Benefit (Expense) (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Domestic tax authority USD ($)	Dec. 31, 2012 Domestic tax authority CNY	Dec. 31, 2011 Domestic tax authority CNY	Dec. 31, 2010 Domestic tax authority CNY	Dec. 31, 2012 Foreign tax authority USD ($)	Dec. 31, 2012 Foreign tax authority CNY	Dec. 31, 2011 Foreign tax authority CNY	Dec. 31, 2010 Foreign tax authority CNY
Income Taxes [Line Items]
Current income tax (expense) benefit	$ 0	0	(165)	39,061	$ 0	0	(165)	39,061	$ 0	0	0	0
Deferred taxation	21,701,041	135,199,657	56,216,109	131,458,011	9,988,429	62,228,916	20,125,336	56,671,847	11,712,612	72,970,741	36,090,773	74,786,164
Change in valuation allowance	(21,701,041)	(135,199,657)	(56,216,109)	(138,865,092)	(9,988,429)	(62,228,916)	(20,125,336)	(64,078,928)	(11,712,612)	(72,970,741)	(36,090,773)	(74,786,164)
Income tax (expense) benefit	$ 0	0	(165)	(7,368,020)